Fees Summary	Aug. 12, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,105,104.10
Previously Paid Amount	0.00
Total Fee Amount	290.72
Total Offset Amount	0.00
Net Fee	$ 290.72
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A